Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the “October 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on October 19, 2021 by Sollensys Corp (the “Company”) and the Current Report on Form 8-K filed with the SEC on December 10, 2021 (the “December 8-K”), on October 15, 2021, the Company entered into the Agreement (as hereinafter defined), pursuant to which the Company agreed to acquire 100% of the membership interests of Abstract Media, LLC (“Abstract Media”), in exchange for the issuance by the Company to each of the members of Abstract Media (collectively, the “Abstract Media Members”) of (i) shares of the Company’s common stock equal to $605,000 minus the Debt Repayment Amount (as hereinafter defined), divided by the VWAP (as defined in the Agreement) as of the closing date, plus (ii) $15,000, plus (iii) $15,000 to be paid solely to John Swain as additional consideration for Mr. Swain’s membership interests. The transactions contemplated by the Agreement closed on December 6, 2021. The Company is filing this Amendment No. 1 to the December 8-K to provide the required disclosure under Item 2.01 and to provide the historical audited financial statements of Abstract Media and the pro forma consolidated financial information required by Items 9.01(a) and 9.01(b) of Form 8-K.
Document Period End Date	Dec. 06, 2021
Entity File Number	333-174581
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Entity Tax Identification Number	80-0651816
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2475 Palm Bay Rd. NE
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Palm Bay
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32905
City Area Code	(866)
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false